Unaudited Interim Condensed Balance Sheets	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
CURRENT ASSETS
Cash	¥ 701,384,530	$ 4,630,824	¥ 177,886,393
Digital assets	465,464	3,073	750,307
Accounts receivable, net	10,986,371	72,536	30,934,916
Prepayments	24,329,264	160,632	2,591,297
Short-term deposits	3,096,509	20,444	3,096,509
Income tax receivable	9,635,241	63,616	19,147,994
Other current assets, net	2,226,920	14,703	275,577
TOTAL CURRENT ASSETS	752,124,299	4,965,828	234,682,993
Property and equipment, net	1,752,601	11,571	2,067,013
Operating lease right-of-use assets	15,781,366	104,195	3,467,368
Deferred initial public offering (“IPO”) costs			212,160,121
Long-term deposits	657,740	4,343	657,740
TOTAL ASSETS	770,316,006	5,085,937	453,035,235
CURRENT LIABILITIES:
Bank loans – current portion, net	121,969,000	805,289	123,819,000
Other payables and accrued liabilities	95,948,571	633,491	47,250,464
Operating lease liabilities, current	8,173,403	53,964	3,467,368
Income taxes payable			145,000
Contract liabilities			1,397,470
TOTAL CURRENT LIABILITIES	226,090,974	1,492,744	176,079,302
Bank loans – non-current, net	57,268,000	378,106	68,252,500
Operating lease liabilities, non-current	6,911,713	45,634
Deferred tax liabilities – non-current			188,496
TOTAL LIABILITIES	290,270,687	1,916,484	244,520,298
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, 55,300,000 shares authorized; 13,839,400 and 15,039,400 shares issued and outstanding as of April 30, 2023 and October 31, 2023, respectively	881,200,000	5,818,038	100,000,000
Additional paid-in capital	1,377,405,581	9,094,187	1,702,120,099
Accumulated deficit	(1,778,560,262)	(11,742,772)	(1,593,605,162)
TOTAL SHAREHOLDERS’ EQUITY	480,045,319	3,169,453	208,514,937
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 770,316,006	$ 5,085,937	¥ 453,035,235